Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Groop Internet Platform Inc [Member]
Employee Benefit Plan

NOTE 11:	EMPLOYEE BENEFIT PLAN
The Company has established a 401(k) plan that qualifies as a deferred compensation arrangement under Section 401 of the Internal Revenue Code. All U.S. employees over the age of 21 are eligible to participate in the plan. The Company contributes 100% of eligible employee’s elective deferral up to 4% of eligible earnings. The Company made matching contributions to participants’ accounts totaling $319 and $264 during the years ended December 31, 2020 and 2019, respectively.